Estimated Useful Lives and Residual Value of Containers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years	13 years
Estimated residual value	$ 1,000	$ 1,000
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years	14 years
Estimated residual value	$ 1,200	$ 1,200
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years	13 years
Estimated residual value	$ 1,400
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube | Minimum
Property, Plant and Equipment [Line Items]
Estimated residual value		$ 1,350
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube | Maximum
Property, Plant and Equipment [Line Items]
Estimated residual value		$ 1,400
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years	13 years
Estimated residual value	$ 1,500	$ 1,500
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years	12 years
Estimated residual value	$ 2,750	$ 2,750
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years	12 years
Estimated residual value	$ 2,049	$ 2,049
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years	12 years
Estimated residual value	$ 4,000
Refrigerated Containers, 40' High Cube | Minimum
Property, Plant and Equipment [Line Items]
Estimated residual value		$ 4,000
Refrigerated Containers, 40' High Cube | Maximum
Property, Plant and Equipment [Line Items]
Estimated residual value		$ 4,500
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	15 years
Estimated residual value	$ 1,300	$ 1,300
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Estimated useful lives	16 years	16 years
Estimated residual value	$ 1,700	$ 1,700
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	15 years
Estimated residual value	$ 1,500	$ 1,500
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years	14 years
Estimated residual value	$ 2,500	$ 2,500
Tank containers
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years	20 years
Estimated residential value, percentage of cost	10.00%	10.00%